CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about Convertible Debt [Table Text Block]
$
Balance upon initial recognition	381
Accretion expense	14
Cash interest	(7)
Balance at December 31, 2018	388
Current portion	(32)
Non-current portion	356